SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.         SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred through November 18, 2019, the date which these consolidated financial statements were available to be issued. On October 17, 2019, the Company announced the pricing of registered direct offering of 14,285,714 units, each unit consisting of a share of the Company's common stock, and a Series I Warrant ("Series I Warrant") to purchase a share of our common stock for the combined purchase price of $0.175 per unit. The Series I Warrants have an exercise price of $0.22 per share and are exercisable for a period of five years. The offering closed on October 18, 2019. The gross proceeds to Arch from the 2019 Financing were approximately $2.5 million before deducting financing costs of approximately $312,000. Pursuant to the Engagement Agreement, the Company also agreed to issue to the Placement Agent, or its designees, warrants to purchase up to 1,071,429 shares (the "Placement Agent Warrants"). The Placement Agent Warrants have substantially the same terms as the Series I Warrants, except that the exercise price of the Placement Agent Warrants is $0.21875 per share and the term of the Placement Agent Warrants is five years .